Leases - Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 3,742,769	$ 4,102,552
Remeasurement of lease liabilities	366,566
Depreciation	(408,335)	(359,783)
Ending balance	3,701,000	3,742,769
Land and building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,724,696	4,073,286
Remeasurement of lease liabilities	366,566
Depreciation	(402,947)	(348,590)
Ending balance	3,688,315	3,724,696
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	18,073	29,266
Depreciation	(5,388)	(11,193)
Ending balance	$ 12,685	$ 18,073